Long-Term Debt - Additional Information (Detail)	12 Months Ended					12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended						12 Months Ended				12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Teekay Nakilat Corporation [Member]	Dec. 31, 2012 Teekay Tangguh Joint Venture [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($) CreditFacility	Dec. 31, 2011 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan due through 2018 [Member] Teekay Nakilat Corporation [Member]	Dec. 31, 2012 U.S. Dollar-denominated Term Loan due through 2019 [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2019 [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member] First Tranche [Member]	Dec. 31, 2012 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member] Second Tranche [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan two due through 2021 [Member] First Tranche [Member]	Dec. 31, 2012 U.S. Dollar-denominated Term Loan two due through 2021 [Member] Second Tranche [Member] USD ($)	Dec. 31, 2012 Unsecured Debt [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2009 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] Minimum [Member]	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] Maximum [Member]	Dec. 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	May 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK
Debt Instrument [Line Items]
Available long-term revolving credit facilities								3
Borrowings provided under revolving credit facilities								$ 461,400,000
Undrawn amount of revolving credit facilities								381,400,000
Amount reduced under revolving credit facilities, 2013								33,700,000
Amount reduced under revolving credit facilities, 2014								34,500,000
Amount reduced under revolving credit facilities, 2015								84,100,000
Amount reduced under revolving credit facilities, 2016								27,300,000
Amount reduced under revolving credit facilities, 2017								28,200,000
Amount reduced under revolving credit facilities, thereafter								253,600,000
Months required to repay all borrowings								12 months
Number of vessels								Seven		Five			Three		Two	Two			Two						Two	Two
Long-term debt	1,413,353,000	1,315,231,000						80,000,000	49,274,000	112,264,000	120,796,000		321,851,000	346,768,000	309,984,000	321,337,000			108,799,000	114,868,000			13,282,000	13,282,000	341,382,000	348,906,000		258,800,000
Interest Rate on LIBOR										LIBOR			LIBOR		LIBOR		LIBOR	LIBOR			LIBOR	LIBOR			EURIBOR	EURIBOR					The interest payments on the bonds are based on NIBOR plus a margin of 5.25%.	The interest payments on the bonds are based on NIBOR plus a margin of 5.25%.
Aggregate annual long-term debt principal repayments, thereafter	802,700,000									50,700,000			56,000,000					95,000,000				20,000,000
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility				0.30%	2.75%					2.75%			0.68%				0.30%	0.63%			30.00%	70.00%							0.60%	2.25%	5.25%	5.25%
Frequency of paying U.S. Dollar-denominated Term Loans										Quarterly payments		Quarterly payments	Quarterly payments				Quarterly payments				Semi-annual payments
Partnership interest owned						70.00%	69.00%
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing fixed rate													153,700,000
Fixed interest rate on the portion of U.S. Dollar-denominated Term Loans and Demand Loans outstanding													5.39%										4.84%
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing LIBOR plus margin rate													168,200,000
Bullet payment per vessel due (in years)																						12 years and six months
Debt instrument, face amount																																700,000,000	700,000,000
Debt instrument, maturity date																															May 17, 2017	May 17, 2017
Carrying amount of bonds																															125,800,000
Fixed interest payment rate for currency swap																															6.88%	6.88%
Transfer of principal amount																															125,000,000	700,000,000
Weighted-average interest rate for the Partnership's long-term debt outstanding	2.29%	2.29%
Foreign exchange gain (loss)	(8,244,000)	10,310,000	27,545,000																						(8,244,000)	10,310,000	27,545,000
Aggregate annual long-term debt principal repayments, 2013	86,500,000
Aggregate annual long-term debt principal repayments, 2014	88,100,000
Aggregate annual long-term debt principal repayments, 2015	124,900,000
Aggregate annual long-term debt principal repayments, 2016	91,700,000
Aggregate annual long-term debt principal repayments, 2017	$ 219,500,000
Amount of minimum liquidity of partnership term loans to be held by Teekay Corporation	Greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.
Percentage of Teekay Corporation's consolidated debt to be maintained by Teekay Corporation as cash or cash equivalents	5.00%